Loans (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans and allowances for loans losses
Loans were as follows for the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Commercial	$154,830	$118,312
Residential mortgage	40,478	39,317
Mortgage warehouse	128,902	132,636
Residential construction	3,301	1,664
Home equity	13,990	13,195
Consumer and other	3,380	4,325
Subtotal	344,881	309,449
Less: Net deferred loan (fees) costs	305	277
Allowance for loan losses	(3,634)	(3,595)
Loans, net	$341,552	$306,131

Mortgage Warehouse Loan
The following table identifies the activity and related interest and fee income attributable to the mortgage warehouse division for the years ended December 31, 2015 and 2014:

	For the Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Mortgage warehouse:
Originations	$3,633,087	$2,195,170
Sold loans	3,529,726	2,178,953
Interest income	4,954	4,555
Warehouse fees	1,133	695
Wire transfer fees	364	223
Loan servicing fees	109	—